PROPERTY, PLANT AND EQUIPMENT (PP&E)	12 Months Ended
Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [abstract]
Disclosure of property, plant and equipment [text block]

9) PROPERTY, PLANT AND EQUIPMENT (PP&E)

Details of property, plant and equipment at December 31, 2017 and 2018 are as follow:

	Thousands of U.S. dollars
	Balance at December 31, 2016	Additions	Acquisitions from business combination	Disposals	Transfers	Translation differences	Balance at December 31, 2017
Cost
Buildings	9,792	272	-	-	-	1,379	11,443
Plant and machinery	6,843	211	575	-	437	593	8,659
Furniture, tools and other tangible assets	317,228	27,800	2,053	(32,300)	3,117	11,160	329,058
PP&E under construction	9,264	21,893	-	(10,637)	(3,554)	2,042	19,008
Total cost	343,127	50,176	2,628	(42,937)	-	15,174	368,168
Accumulated depreciation
Buildings	(3,232)	(839)	-	653	-	(460)	(3,878)
Plant and machinery	(4,068)	(1,049)	-	13	-	(583)	(5,687)
Furniture, tools and other tangible assets	(170,557)	(47,338)	-	17,827	-	(6,340)	(206,408)
Total accumulated depreciation	(177,857)	(49,226)	-	18,493	-	(7,383)	(215,973)
Property, plant and equipment	165,270	950	2,628	(24,444)	-	7,791	152,195

	Thousands of U.S. dollars
	Balance at December 31, 2017	Additions	Acquisitions from business combination	Disposals	Transfers	Translation differences	HyperinflationAdjustments	Balance at December 31, 2018
Cost
Buildings	11,443	-	-	(1)	-	(514)	1,201	12,129
Plant and machinery	8,659	55	-	(59)	-	(468)	-	8,187
Furniture, tools and other tangible assets	329,058	15,154	-	(18,204)	952	(32,412)	-	294,548
PP&E under construction	19,008	12,542	-	(963)	(5,314)	(2,853)	-	22,420
Total cost	368,168	27,751	-	(19,227)	(4,362)	(36,247)	1,201	337,284
Accumulated depreciation
Buildings	(3,878)	(396)	-	-	-	316	(467)	(4,425)
Plant and machinery	(5,687)	(1,010)	-	-	-	365	-	(6,332)
Furniture, tools and other tangible assets	(206,408)	(35,160)	-	18,749	-	20,232	-	(202,587)
Total accumulated depreciation	(215,973)	(36,566)	-	18,749	-	20,913	(467)	(213,344)
Property, plant and equipment	152,195	(8,815)	-	(478)	(4,362)	(15,334)	734	123,940

Additions for the year 2018 mainly represent the construction of a new site in Puerto Rico in the amount of $6.600 thousand of US dollars, the construction of new sites in Mexico (Azafran and Centro Histórico), remodeling of existing sites and equipment’s in the amount of $7,400 thousand of US dollars, and implementation of a new site, remodeling of existing ones and equipment’s in the amount in Atento Brasil in the amount of $5,600 thousand of US dollars

No impairment was recognized on items of property, plant and equipment in 2017 and 2018.

All Atento Group companies have contracted insurance policies to cover potential risks to their items of PP&E. Management considers that coverage of these risks was sufficient at December 31, 2017 and 2018.